Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 3 – Inventory

As of June 30, 2014, the Company’s total inventories were $506,077.

June 30,	2014
Raw materials	$181,194
Work in process	119,474
Finished goods	205,409
Total inventories (unaudited)	$506,077

NOTE 4 – Inventory

As of December 31, 2013 and 2012, the Company’s total inventories were $268,191 and $58,719, respectively.

December 31,	2013	2012
Raw materials	$76,165	$18,039
Work in process	47,106	31,569
Finished goods	144,920	9,111
Total inventories	$268,191	$58,719